August 15, 2008

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Meyers Investments Trust, File Nos. 333-149195 and 811-22180

Ladies and Gentlemen:

On behalf of Meyers Investments Trust (the “Trust”), we hereby electronically file Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A.  The purpose of this filing is to change the name of the Trust from Meyers Investments Trust to Meyers Capital Investments Trust and to change the name of Meyers Aggressive Growth Fund to Meyers Capital Aggressive Growth Fund.

If you have any questions concerning this filing, please contact JoAnn M. Strasser at (513) 352-6725.

Very truly yours,

/s/ Thompson Hine LLP

Thompson Hine LLP